Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful accounts	¥ 1,408	$ 216	¥ 512
Total current liabilities	3,889,316	597,778	2,544,040
Total non-current liabilities	470,373	72,295	496,773
Total liabilities	¥ 4,359,689	$ 670,073	¥ 3,040,813
Ordinary shares, shares authorized	100,000,000,000	100,000,000,000	100,000,000,000
Consolidated VIEs [Member]
Total current liabilities	¥ 259,986	$ 39,959	¥ 291,685
Total non-current liabilities	32,718	5,028	28,531
Total liabilities	¥ 292,704	$ 44,987	¥ 320,216
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	117,140,856	117,140,856	115,297,224
Ordinary shares, shares outstanding	117,140,856	117,140,856	115,297,224
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940	68,788,940